CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows related to operating activities
Income from continuing operations	$ 603.9	$ 539.1	$ 742.2
Adjustments for:
Depreciation of property, plant and equipment	596.4	608.9	598.3
Amortization of intangible assets	116.7	105.5	103.8
Amortization of right-of-use assets	38.1	38.9	37.8
Loss on valuation and translation of financial instruments	0.8	0.9	2.4
Impairment of assets	18.8	14.9	43.8
Gain on sale of spectrum licences			(330.9)
Loss on debt refinancing			15.6
Amortization of financing fees and long-term debt discount	7.9	6.8	6.9
Deferred income taxes	108.5	12.6	132.2
Other	(1.3)	(4.6)	7.0
Cash flows before non-cash balances	1,489.8	1,323.0	1,359.1
Net change in non-cash balances related to operating activities	(237.4)	135.8	(133.6)
Cash flows provided by continuing operating activities	1,252.4	1,458.8	1,225.5
Cash flows related to investing activities
Business acquisitions	(35.6)	(10.3)	(5.8)
Business disposals	260.7
Additions to property, plant and equipment	(501.3)	(549.2)	(598.6)
Additions to intangible assets	(496.9)	(197.4)	(141.9)
Proceeds from disposals of assets	4.2	9.4	620.7
Acquisition of tax deductions from the parent corporation	(14.9)	(13.9)
Loans to the parent corporation	(105.0)	(596.1)
Other	(30.3)	(11.3)	(10.6)
Cash flows used in continuing investing activities	(919.1)	(1,368.8)	(136.2)
Cash flows related to financing activities
Net change in bank indebtedness	4.5	24.3	(18.9)
Net change under revolving facilities	(595.6)	736.5	(209.3)
Issuance of long-term debt, net of financing fees	790.7		794.5
Repayment of long-term debt	(487.3)	(19.2)	(664.5)
Repayment of lease liabilities	(41.9)	(42.3)	(36.5)
Settlement of hedging contracts	90.0	(1.6)	16.6
Repurchase of Common Shares		(1,540.0)	(43.9)
Reduction of paid-up capital			(50.0)
Dividends	(100.0)	(100.0)	(50.0)
Dividends paid to non-controlling interests		(0.1)
Cash flows used in continuing financing activities	(339.6)	(942.4)	(262.0)
Net change in cash and cash equivalents from continuing operations	(6.3)	(852.4)	827.3
Cash flows (used in) provided by discontinued operations	(0.7)	8.5	16.9
Cash and cash equivalents at the beginning of the year	21.0	864.9	20.7
Cash and cash equivalents at the end of the year	14.0	21.0	864.9
Changes in non-cash balances related to operating activities (excluding the effect of business acquisitions and disposals)
Accounts receivable	17.8	(17.7)	(17.8)
Contract assets	(16.7)	(21.3)	(27.8)
Inventories	(32.1)	(4.3)	(3.2)
Accounts payable, accrued charges and provisions	(16.4)	33.6	(30.2)
Income taxes	(134.0)	134.2	(44.8)
Deferred revenues	(12.9)	(5.7)	(1.7)
Defined benefit plans	(14.9)	13.0	7.2
Other	(28.2)	4.0	(15.3)
Net change in non-cash balances related to operating activities	(237.4)	135.8	(133.6)
Interest and taxes reflected as operating activities
Cash interest payments	302.0	300.2	281.6
Cash income tax payments (net of refunds)	$ 238.9	$ 18.0	$ 58.7